SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Six Months Ended June 30,
(US$ MILLIONS)	2024	2023
Net interest paid (received)	$353	$467
Net income taxes paid (received)	50	70

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six Months Ended June 30,
(US$ MILLIONS)	2024	2023
Accounts receivable	$(101)	$(104)
Inventory	(5)	(73)
Prepayments and other	(111)	(195)
Accounts payable and other	120	58
Changes in non-cash working capital, net	$(97)	$(314)